COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Text Block]

NOTE 10. COMMITMENTS AND CONTINGENCIES

Legal and Regulatory
The Company is subject to potential liability under laws and government regulations and various claims and legal actions arising in the ordinary course of the Company’s business. Liabilities are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts established for those claims. Based on information currently available, management is not aware of any legal or regulatory claims that would have a material effect on the Company’s condensed consolidated financial statements and, therefore, no accrual has been recorded as of the nine months ended September 30, 2015 and 2014.
Security Deposits
As of September 30, 2015 and December 31, 2014, the Company had $382,329 and $306,004, respectively, in resident security deposits. Security deposits are refundable, net of any outstanding charges and fees, upon expiration of the underlying lease.
Escrow Deposits and Prepaid Expenses
Escrow deposits and prepaid expenses include earnest deposits for the purchase of properties. As of September 30, 2015, the Company had entered into agreements to purchase 240 residential properties for an aggregate amount of approximately $18,118,000 and had corresponding refundable earnest deposits for these purchases of $181,177. At December 31, 2014, the Company had entered into agreements to purchase residential properties for an aggregate amount of $8,700,000 and had corresponding refundable earnest deposits for these purchases of $87,000. However, the Company may not consummate the real estate purchase because properties may fall out of escrow through the closing process for various reasons and these purchases are contingent on the Company’s ability to acquire the debt or equity financing required to fund the acquisition.

NOTE 12. COMMITMENTS AND CONTINGENCIES

Legal and Regulatory

The Company is subject to potential liability under laws and government regulations and various claims and legal actions arising in the ordinary course of the Company’s business. Liabilities are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts established for those claims. Based on information currently available, management is not aware of any legal or regulatory claims that would have a material effect on the Company’s consolidated financial statements and, therefore, no accrual has been recorded as of the years ended December 31, 2014 and 2013.

Security Deposits

As of December 31, 2014 and 2013, the Company had $306,004 and  $156,985, respectively, in resident security deposits. Security deposits are refundable, net of any outstanding charges and fees, upon expiration of the underlying lease.

Escrow deposits

Escrow deposits include earnest deposits for the purchase of properties. As of December 31, 2014, the Company had offers accepted to purchase residential properties for an aggregate amount of $8,700,000 and had corresponding refundable earnest deposits for these purchases of $87,000. However, not all of these properties are certain to be acquired because properties may fall out of escrow through the closing process for various reasons and these purchases are contingent on the Company’s ability to acquire the debt or equity financing required to fund the acquisition.

Houston 150 Homes [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Houston 150 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the periods presented.

HOUSTON 18 HOMES [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Houston 18 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the periods presented.

Jacksonville 31 [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Jacksonville 31 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the periods presented.

Memphis 60 [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Memphis 60 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the periods presented.

Memphis 21 [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Memphis 21 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the periods presented.
Environmental
The Company is not aware of any material environmental liabilities relating to Memphis 21 Homes that could have a material adverse effect on its financial condition or results of operations. However, changes in applicable environmental laws and regulations or other environmental conditions with respect to Memphis 21 Homes could result in future environmental liabilities.

Jacksonville 53 [Member]
Commitments and Contingencies Disclosure [Text Block]
4. COMMITMENTS AND CONTINGENCIES
Legal Matters
From time to time, Jacksonville 53 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results of operations for the period presented.

Jacksonville 140 [Member]
Commitments and Contingencies Disclosure [Text Block]

4. COMMITMENTS AND CONTINGENCIES

Legal Matters
From time to time, Jacksonville 140 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results from operations for the periods presented.

Houston 100 [Member]
Commitments and Contingencies Disclosure [Text Block]

4. COMMITMENTS AND CONTINGENCIES

Legal Matters
From time to time, Houston 100 Homes may become party to legal proceedings that arise in the ordinary course of its business. The Company is not aware of any legal proceedings of which the outcome is probable or reasonably possible to have a material adverse effect on its financial condition or results from operations for the periods presented.